ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of components of accounts payable and accrued liabilities
The components of accounts payable and accrued liabilities at December 31 were as follows:

	2014	2013
Trade payables	$75,452	$60,568
Inventory commitment reserve	1,777	1,797
Accrued royalties	18,895	22,960
Accrued payroll and related liabilities	11,300	11,087
Taxes payable (including sales taxes)	4,742	11,861
Product warranties (note 29(b)(iii))	5,951	5,861
Marketing development funds	541	302
Other	9,538	10,410
	$128,196	$124,846